Convertible debentures	12 Months Ended
Dec. 31, 2024
Convertible debentures
Convertible debentures

14. Convertible debentures

In December 2024, the Company issued a total of 1,000 convertible debenture units of the Company (the “Debenture Units”) at a price of C$1,000 per Debenture Unit (the “Issue Price”) for total gross proceeds of C$1,000,000. Each Debenture Unit consists of (i) one secured convertible debenture having a face value of C$1,000 (each a “Debenture”); and (ii) 80 class B common share purchase warrants (each a “Warrant”) exercisable for 80 Class B subordinate voting shares in the Company (each, a “Share”). The Debentures mature 36 months from the date of issuance (the "Maturity Date") and bear interest at a rate of 1.25% per month, beginning on the date of issuance and payable in cash on the last day of each calendar quarter. The principal sum of the Debentures, or any portion thereof, and any accrued but unpaid interest, may be converted into class B Shares at a conversion price of C$6.25 per class B Share. Each Warrant shall entitle the holder to acquire one additional class B Share (each, a "Warrant Share") at a price of C$7.00 per Warrant Share, for a period of five years from the date of issuance.

The Company may redeem the Debentures at any time prior to maturity, in whole or in part, upon fifteen days’ notice and payment of certain penalties as applicable.

The convertible debenture was determined to be a financial instrument comprising a host debt component, a conversion feature and a warrant component which are both considered to be embedded derivatives due to variable consideration payable upon conversion caused by foreign exchange. On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $245,147 (Note 12).

The fair value of the conversion feature is determined by using with-and-without method that considers change in expected cash flows due to the conversion. The model includes all terms of the convertible debenture described above as well as the probability of conversion, the impact of default barrier and the implied credit spread of the Company. The fair value of the conversion feature as at December 13, 2024, the date of issuance was $320,000. The fair value of the warrants as at December 31, 2024 was $280,000 resulting in a gain on change in fair value of $40,000. The fair value was determined using the assumptions below:

	December 13, 2024	December 31, 2024
Share price (CAD)	$5.85	$5.20
Conversion price (CAD)	$6.25	$6.25
Expected Volatility	98.04%	100.68%
Risk free interest rate	2.78%	2.70%
Expected life	3.00	2.95
Credit Spread	12.25%	12.25%
Foreign exchange rate	0.7025	0.6952

As of December 31, 2024, the Company had the following Debenture balance outstanding:

Proceeds	$702,700
Value of conversion option	320,000
Value of warrants (Note 12 [b])	245,147
Initial recognition of debt	$137,553
Accretion and interest expense	14,560
Balance, December 31, 2024	$152,113